UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson             Hockessin, DE            February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     028-01658                         Chieftain Capital Management Inc.
     028-05092                         William, Jones & Associates LLC
     028-03490                         Alex Brown Investment Management LLC
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $53,249
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                              FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2    COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE                      VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS     CUSIP        (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
ABBOTT LABS                  COM          002824100       3,204      66,875  SH          SOLE        NONE     66,875
BERKSHIRE HATHAWAY INC DEL   CL B NEW     084670702         304       3,800  SH          SOLE        NONE      3,800
CAMPBELL SOUP CO             COM          134429109       6,845     196,981  SH          SOLE        NONE    196,981
CHEVRON CORP NEW             COM          166764100         486       5,330  SH          SOLE        NONE      5,330
CISCO SYS INC                COM          17275R102       1,639      81,000  SH          SOLE        NONE     81,000
COCA COLA CO                 COM          191216100         654       9,950  SH          SOLE        NONE      9,950
COMCAST CORP NEW             CL A         20030N101         670      30,510  SH          SOLE        NONE     30,510
EXXON MOBIL CORP             COM          30231G102      14,233     194,657  SH          SOLE        NONE    194,657
GENERAL ELECTRIC CO          COM          369604103       1,373      75,065  SH          SOLE        NONE     75,065
JPMORGAN CHASE & CO          COM          46625H100         289       6,814  SH          SOLE        NONE      6,814
METROPCS COMMUNICATIONS INC  COM          591708102      11,168     884,240  SH          SOLE        NONE    884,240
UNION PAC CORP               COM          907818108         371       4,000  SH          SOLE        NONE      4,000
WELLS FARGO & CO NEW         COM          949746101      12,012     387,595  SH          SOLE        NONE    387,595

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